Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 17,816	$ 15,091	$ 17,248	$ 13,349
Insurance service results	(67)	(99)	(281)	(329)
Net finance expenses from insurance contracts	138	959	420	2,031
Total cash flows	244	20	747	921
Other changes in the net carrying amount of the insurance contract	(797)		(800)	(1)
Insurance contract liabilities, end of period	17,334	15,971	17,334	15,971
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	17,629	14,877	17,047	13,114
Insurance service results	(632)	(388)	(1,818)	(1,171)
Net finance expenses from insurance contracts	138	959	420	2,031
Total cash flows	807	318	2,293	1,792
Other changes in the net carrying amount of the insurance contract	(785)		(785)
Insurance contract liabilities, end of period	17,157	15,766	17,157	15,766
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	187	214	201	235
Insurance service results	565	289	1,537	842
Net finance expenses from insurance contracts
Total cash flows	(563)	(298)	(1,546)	(871)
Other changes in the net carrying amount of the insurance contract	(12)		(15)	(1)
Insurance contract liabilities, end of period	$ 177	$ 205	$ 177	$ 205